Wilshire Large Cap Core Plus Fund
Wilshire Large Cap Core Plus Fund (formerly, Wilshire Large Cap Core 130/30 Fund)
Investment Objective
The Wilshire Large Cap Core Plus Fund (the “Large Cap Core Plus Fund”) seeks capital appreciation.
Fees and Expenses of the Large Cap Core Plus Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Large Cap Core Plus Fund.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses Wilshire Large Cap Core Plus Fund		Investment Class	Institutional Class
Management Fees		1.00%	1.00%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses - Dividend Expense on Securities Sold Short		0.47%	0.47%
Other Expenses - Interest Expense on Borrowing		0.14%	0.14%
Other Expenses - Rebates on Securities Sold Short		0.08%	0.08%
Other Expenses - Remainder of Other Expenses		0.0029	0.0027
Total Other Expenses		0.98%	0.96%
Total Annual Fund Operating Expenses	[1]	2.23%	1.96%
Less Fee Waiver/Expense Reimbursement		(0.04%)	(0.02%)
Net Annual Fund Operating Expenses		2.19%	1.94%
[1]	Wilshire has entered into a contractual expense limitation agreement with the Company, on behalf of the Large Cap Core Plus Fund to waive a portion of its management fee to limit expenses of the Large Cap Core Plus Fund (excluding taxes, brokerage expenses, dividend expenses on short securities, and extraordinary expenses) to 1.50% and 1.25% of average daily net assets for Investment Class Shares and Institutional Class Shares, respectively. This agreement to limit expenses continues through at least April 30, 2012 or upon the termination of the Advisory Agreement. To the extent that the Large Cap Core Plus Fund's expenses are less than the expense limitation, Wilshire may recoup the amount of any management fee waived within three years after the year in which Wilshire incurred the expense if the recoupment does not exceed the existing expense limitation.

Example: This example is intended to help you compare the cost of investing in the Large Cap Core Plus Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Large Cap Core Plus Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Wilshire Large Cap Core Plus Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Investment Class	222	693	1,191	2,561
Institutional Class	197	613	1,055	2,284

Portfolio Turnover

The Large Cap Core Plus Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Large Cap Core Plus Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Large Cap Core Plus Fund’s performance. During the most recent fiscal year, the Large Cap Core Plus Fund’s portfolio turnover rate was 283% of the average value of its portfolio.

Principal Investment Strategies
•	The Large Cap Core Plus Fund normally invests at least 85% of its net assets in large cap securities. Large cap securities include securities of those companies with market capitalizations consistent with the Russell 1000 Index (which was greater than approximately $232 million as of December 31, 2010).

•	The Large Cap Core Plus Fund invests substantially all its assets in growth and value stocks of large cap companies.

•	Each sub-adviser will take long positions in securities it believes are likely to outperform and each sub-adviser, except Santa Barbara Asset Management, LLC, will sell short securities it believes are likely to underperform.

•	The Large Cap Core Plus Fund will generally hold approximately 20% of its net assets in short positions, using the proceeds from the short sales to purchase additional long positions resulting in a portfolio with approximately 120% of net assets in long positions. The Large Cap Core Plus Fund's long positions may range from 110% to 130% and its short positions may range from 10% to 30%.

•	The Large Cap Core Plus Fund's equity investments principally include common stocks, but may also include preferred stocks, convertible securities, warrants and securities issued by real estate investment trusts ("REITs"). The Large Cap Core Plus Fund also may invest in exchange-traded funds ("ETFs") and similarly structured pooled investments in order to provide exposure to certain equity markets while maintaining liquidity. The Large Cap Core Plus Fund also may engage in short sales of ETFs and similarly structured pooled investments.

•	The Large Cap Core Plus Fund may, but is not required to, use derivatives, such as futures, options, forward contracts, swap agreements and ETFs, as an alternative to selling a security short, as a substitute for investing directly in an underlying asset, to increase returns, to manage foreign currency risk, or as part of a hedging strategy.

•	The Large Cap Core Plus Fund uses a multi-manager strategy with multiple sub-advisers who employ different strategies. Each sub-adviser's strategy is set forth below:

Pyramis Global Advisors, LLC (“Pyramis”). Pyramis constructs its portion of the Large Cap Core Plus Fund by using a bottom-up, fundamental strategy to identify securities that may outperform (and underperform) the market. Portfolio decisions for the Large Cap Core Plus Fund are generally based on Pyramis’ stock selection abilities backed by its in-depth proprietary research. In general, stocks are sold or covered when the investment thesis behind the stock’s inclusion in the portfolio has played out, if there is a change to the investment thesis given new information, or if Pyramis perceives a better opportunity elsewhere in the market.

TWIN Capital Management, Inc. (“TWIN”). TWIN’s buy and sell decisions are primarily based on the scores (of a stock’s relative attractiveness) produced by TWIN’s valuation model. TWIN will purchase equity securities that TWIN believes are undervalued, have rising expected earnings, display recent price gains, and exhibit more stable and sustainable earnings relative to peer group stocks (those stocks with high model scores). TWIN will either sell long or sell short overvalued securities, with lagging price gains and declining expected earnings, coupled with greater uncertainty regarding future earnings (those stocks with low model scores).

Santa Barbara Asset Management, LLC ("Santa Barbara"). Santa Barbara will invest its portion of the Fund's portfolio according to its dividend growth strategy. Pursuant to this strategy, Santa Barbara primarily invests in dividend-paying common stocks with the potential for future dividend growth and capital appreciation. Companies in certain economic sectors of the market have historically provided higher dividend yields than companies in other sectors and industries. As a result, Santa Barbara's portion of the Fund's portfolio may, from time to time, have a greater exposure to higher dividend-yield sectors and industries, such as the financial services, utilities and energy sectors, than the broad equity market.

Principal Risks

You may lose money investing in the Large Cap Core Plus Fund. In addition, investing in the Large Cap Core Plus Fund involves the following principal risks:

Equity Risk. The principal risk of investing in the Large Cap Core Plus Fund is equity risk. This is the risk that the prices of stocks held by the Large Cap Core Plus Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies participate, and each company’s particular circumstances. Equity investments, including common stocks, tend to be more volatile than bonds and money market instruments. The value of the Large Cap Core Plus Fund’s shares will go up and down due to movement in the collective returns of the individual securities held by the Large Cap Core Plus Fund. Because common stocks are subordinate to preferred stocks in a company’s capital structure, in a company liquidation, the claims of secured and unsecured creditors and owners of bonds and preferred stocks take precedence over the claims of common stock shareholders.

Multi-Managed Fund Risk. The Large Cap Core Plus Fund is a multi-managed fund with multiple sub-advisers who employ different strategies. As a result, the Large Cap Core Plus Fund may have buy and sell transactions in the same security on the same day. In addition, at any given time, the Large Cap Core Plus Fund may have long and short positions in the same security.

Short Sale Risk. Short sales involve costs and risk. If a security sold short increases in price, the Large Cap Core Plus Fund may need to cover its short position at a higher price than the short sale price, resulting in a loss. The Large Cap Core Plus Fund will have substantial short positions and must borrow those securities to make delivery to the buyer. The Large Cap Core Plus Fund may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may need to sell related long positions before it had intended to do so. As a result, the Large Cap Core Plus Fund may not be able to successfully implement its short sale strategy due to the limited availability of desired securities or for other reasons and the amount the Large Cap Core Plus Fund could lose on a short sale is theoretically unlimited.

Derivatives Risk. The Large Cap Core Plus Fund may use derivative instruments, such as options, futures and options on futures (including those relating to stocks, indexes and foreign currencies), swaps and forward contracts. A small investment in derivatives could have a potentially large impact on the Large Cap Core Plus Fund’s investment performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the Large Cap Core Plus Fund will not correlate with the underlying instruments or the Large Cap Core Plus Fund’s other investments. Derivative instruments also involve the risk that a loss may be sustained as a result of the failure of the counterparty to the derivative instruments to make required payments or otherwise comply with the derivative instruments’ terms.

Additionally, some derivatives the Large Cap Core Plus Fund may use involve leverage (e.g., an instrument linked to the value of a securities index may return income calculated as a multiple of the price movement of the underlying index). This economic leverage will increase the volatility of these instruments, as they may increase or decrease in value more quickly than the underlying security, index, futures contract, or other economic variable. The Large Cap Core Plus Fund may be required to segregate permissible liquid assets to cover its obligations relating to its purchase of derivative instruments.

ETF Risk. ETFs in which the Large Cap Core Plus Fund may invest involve certain inherent risks generally associated with investments in a portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of each unit of the ETF. Moreover, an ETF may not fully replicate the performance of its benchmark index because of the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of stocks held. Investing in ETFs, which are investment companies, involve duplication of advisory fees and certain other expenses.

Real Estate Investment Trust Risk. The Large Cap Core Plus Fund may invest in REITs, which carry with them many of the risks associated with direct ownership of real estate, including decline in property values, extended vacancies, increases in property taxes, and changes in interest rates. In addition, REITs are dependent upon management skills, may not be diversified, and may experience substantial cost in the event of borrower or lessee defaults. REITs are also subject to heavy cash flow dependency.

Portfolio Turnover Risk. The Large Cap Core Plus Fund may experience high rates of portfolio turnover, which may result in above average transaction costs and could result in the payment by shareholders of taxes on above-average amounts of realized investment gains, including net short-term capital gains, which are taxed as ordinary income for federal income tax purposes.

The Large Cap Core Plus Fund may appeal to you if:

•	you are a long-term investor;

•	you seek growth of capital;

•	you are willing to accept the risk that the value of your investment may decline in order to seek long-term capital growth; or

•	you are looking for an investment with potential for higher risk and higher return due to the short selling strategy.

Past Performance

The bar chart and the performance table below provide an indication of the risks of investing in the Large Cap Core Plus Fund by showing how the investment performance of the Investment Class Shares has varied from year to year and by showing how the Large Cap Core Plus Fund's average annual total returns compare to those of a broad measure of market performance. The Large Cap Core Plus Fund’s past investment performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Calendar Year Returns

During the periods shown in the bar chart, the highest return for a quarter was 14.05% (quarter ended 09/30/09) and the lowest return for a quarter was -22.84% (quarter ended 12/31/08).

The returns for the Large Cap Core Plus Fund’s Investment Class shares were lower than the Institutional Class Shares because Investment Class Shares pay distribution (12b-1) fees.

Average Annual Total Returns (periods ended December 31, 2010)
Average Annual Total Returns Wilshire Large Cap Core Plus Fund	1 Year	3 Years	Since Inception	Inception Date
Investment Class	11.47%	(6.54%)	(5.93%)	Nov 16, 2007
Investment Class - Return After Taxes on Distributions	11.19%	(6.64%)	(6.03%)	Nov 16, 2007
Investment Class - Return After Taxes on Distributions and Sale of Fund Shares	7.77%	(5.51%)	(5.00%)	Nov 16, 2007
Institutional Class	11.82%	(6.22%)	(5.61%)	Nov 16, 2007
S&P 500 Index (reflects no deduction for fees, expenses and taxes)	15.06%	(2.86%)	(2.46%)	Nov 16, 2007

After-tax returns are calculated using the historical highest individual federal marginal income tax rates for each year in the period and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who are tax exempt or hold their Index Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

After-tax returns are shown for only Investment Class Shares. After-tax returns for Institutional Class Shares will vary.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Period End Date	dei_DocumentPeriodEndDate	Oct 3, 2011
Registrant Name	dei_EntityRegistrantName	WILSHIRE MUTUAL FUNDS INC
CIK	dei_EntityCentralIndexKey	0000890453
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Apr 29, 2011
Effective Date	dei_DocumentEffectiveDate	Oct 3, 2011
Prospectus Date	rr_ProspectusDate	May 1, 2011
Wilshire Large Cap Core Plus Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Wilshire Large Cap Core Plus Fund (formerly, Wilshire Large Cap Core 130/30 Fund)
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Wilshire Large Cap Core Plus Fund (the “Large Cap Core Plus Fund”) seeks capital appreciation.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Large Cap Core Plus Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Large Cap Core Plus Fund.
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-04-30
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Large Cap Core Plus Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Large Cap Core Plus Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Large Cap Core Plus Fund’s performance. During the most recent fiscal year, the Large Cap Core Plus Fund’s portfolio turnover rate was 283% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	283.00%
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

Example: This example is intended to help you compare the cost of investing in the Large Cap Core Plus Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Large Cap Core Plus Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock
•	The Large Cap Core Plus Fund normally invests at least 85% of its net assets in large cap securities. Large cap securities include securities of those companies with market capitalizations consistent with the Russell 1000 Index (which was greater than approximately $232 million as of December 31, 2010).

•	The Large Cap Core Plus Fund invests substantially all its assets in growth and value stocks of large cap companies.

•	Each sub-adviser will take long positions in securities it believes are likely to outperform and each sub-adviser, except Santa Barbara Asset Management, LLC, will sell short securities it believes are likely to underperform.

•	The Large Cap Core Plus Fund will generally hold approximately 20% of its net assets in short positions, using the proceeds from the short sales to purchase additional long positions resulting in a portfolio with approximately 120% of net assets in long positions. The Large Cap Core Plus Fund's long positions may range from 110% to 130% and its short positions may range from 10% to 30%.

•	The Large Cap Core Plus Fund's equity investments principally include common stocks, but may also include preferred stocks, convertible securities, warrants and securities issued by real estate investment trusts ("REITs"). The Large Cap Core Plus Fund also may invest in exchange-traded funds ("ETFs") and similarly structured pooled investments in order to provide exposure to certain equity markets while maintaining liquidity. The Large Cap Core Plus Fund also may engage in short sales of ETFs and similarly structured pooled investments.

•	The Large Cap Core Plus Fund may, but is not required to, use derivatives, such as futures, options, forward contracts, swap agreements and ETFs, as an alternative to selling a security short, as a substitute for investing directly in an underlying asset, to increase returns, to manage foreign currency risk, or as part of a hedging strategy.

•	The Large Cap Core Plus Fund uses a multi-manager strategy with multiple sub-advisers who employ different strategies. Each sub-adviser's strategy is set forth below:

Pyramis Global Advisors, LLC (“Pyramis”). Pyramis constructs its portion of the Large Cap Core Plus Fund by using a bottom-up, fundamental strategy to identify securities that may outperform (and underperform) the market. Portfolio decisions for the Large Cap Core Plus Fund are generally based on Pyramis’ stock selection abilities backed by its in-depth proprietary research. In general, stocks are sold or covered when the investment thesis behind the stock’s inclusion in the portfolio has played out, if there is a change to the investment thesis given new information, or if Pyramis perceives a better opportunity elsewhere in the market.

TWIN Capital Management, Inc. (“TWIN”). TWIN’s buy and sell decisions are primarily based on the scores (of a stock’s relative attractiveness) produced by TWIN’s valuation model. TWIN will purchase equity securities that TWIN believes are undervalued, have rising expected earnings, display recent price gains, and exhibit more stable and sustainable earnings relative to peer group stocks (those stocks with high model scores). TWIN will either sell long or sell short overvalued securities, with lagging price gains and declining expected earnings, coupled with greater uncertainty regarding future earnings (those stocks with low model scores).

Santa Barbara Asset Management, LLC ("Santa Barbara"). Santa Barbara will invest its portion of the Fund's portfolio according to its dividend growth strategy. Pursuant to this strategy, Santa Barbara primarily invests in dividend-paying common stocks with the potential for future dividend growth and capital appreciation. Companies in certain economic sectors of the market have historically provided higher dividend yields than companies in other sectors and industries. As a result, Santa Barbara's portion of the Fund's portfolio may, from time to time, have a greater exposure to higher dividend-yield sectors and industries, such as the financial services, utilities and energy sectors, than the broad equity market.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

You may lose money investing in the Large Cap Core Plus Fund. In addition, investing in the Large Cap Core Plus Fund involves the following principal risks:

Equity Risk. The principal risk of investing in the Large Cap Core Plus Fund is equity risk. This is the risk that the prices of stocks held by the Large Cap Core Plus Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies participate, and each company’s particular circumstances. Equity investments, including common stocks, tend to be more volatile than bonds and money market instruments. The value of the Large Cap Core Plus Fund’s shares will go up and down due to movement in the collective returns of the individual securities held by the Large Cap Core Plus Fund. Because common stocks are subordinate to preferred stocks in a company’s capital structure, in a company liquidation, the claims of secured and unsecured creditors and owners of bonds and preferred stocks take precedence over the claims of common stock shareholders.

Multi-Managed Fund Risk. The Large Cap Core Plus Fund is a multi-managed fund with multiple sub-advisers who employ different strategies. As a result, the Large Cap Core Plus Fund may have buy and sell transactions in the same security on the same day. In addition, at any given time, the Large Cap Core Plus Fund may have long and short positions in the same security.

Short Sale Risk. Short sales involve costs and risk. If a security sold short increases in price, the Large Cap Core Plus Fund may need to cover its short position at a higher price than the short sale price, resulting in a loss. The Large Cap Core Plus Fund will have substantial short positions and must borrow those securities to make delivery to the buyer. The Large Cap Core Plus Fund may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may need to sell related long positions before it had intended to do so. As a result, the Large Cap Core Plus Fund may not be able to successfully implement its short sale strategy due to the limited availability of desired securities or for other reasons and the amount the Large Cap Core Plus Fund could lose on a short sale is theoretically unlimited.

Derivatives Risk. The Large Cap Core Plus Fund may use derivative instruments, such as options, futures and options on futures (including those relating to stocks, indexes and foreign currencies), swaps and forward contracts. A small investment in derivatives could have a potentially large impact on the Large Cap Core Plus Fund’s investment performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the Large Cap Core Plus Fund will not correlate with the underlying instruments or the Large Cap Core Plus Fund’s other investments. Derivative instruments also involve the risk that a loss may be sustained as a result of the failure of the counterparty to the derivative instruments to make required payments or otherwise comply with the derivative instruments’ terms.

Additionally, some derivatives the Large Cap Core Plus Fund may use involve leverage (e.g., an instrument linked to the value of a securities index may return income calculated as a multiple of the price movement of the underlying index). This economic leverage will increase the volatility of these instruments, as they may increase or decrease in value more quickly than the underlying security, index, futures contract, or other economic variable. The Large Cap Core Plus Fund may be required to segregate permissible liquid assets to cover its obligations relating to its purchase of derivative instruments.

ETF Risk. ETFs in which the Large Cap Core Plus Fund may invest involve certain inherent risks generally associated with investments in a portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of each unit of the ETF. Moreover, an ETF may not fully replicate the performance of its benchmark index because of the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of stocks held. Investing in ETFs, which are investment companies, involve duplication of advisory fees and certain other expenses.

Real Estate Investment Trust Risk. The Large Cap Core Plus Fund may invest in REITs, which carry with them many of the risks associated with direct ownership of real estate, including decline in property values, extended vacancies, increases in property taxes, and changes in interest rates. In addition, REITs are dependent upon management skills, may not be diversified, and may experience substantial cost in the event of borrower or lessee defaults. REITs are also subject to heavy cash flow dependency.

Portfolio Turnover Risk. The Large Cap Core Plus Fund may experience high rates of portfolio turnover, which may result in above average transaction costs and could result in the payment by shareholders of taxes on above-average amounts of realized investment gains, including net short-term capital gains, which are taxed as ordinary income for federal income tax purposes.

The Large Cap Core Plus Fund may appeal to you if:

•	you are a long-term investor;

•	you seek growth of capital;

•	you are willing to accept the risk that the value of your investment may decline in order to seek long-term capital growth; or

•	you are looking for an investment with potential for higher risk and higher return due to the short selling strategy.

May Lose Money	rr_RiskLoseMoney	You may lose money investing in the Large Cap Core Plus Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below provide an indication of the risks of investing in the Large Cap Core Plus Fund by showing how the investment performance of the Investment Class Shares has varied from year to year and by showing how the Large Cap Core Plus Fund's average annual total returns compare to those of a broad measure of market performance. The Large Cap Core Plus Fund’s past investment performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide an indication of the risks of investing in the Large Cap Core Plus Fund by showing how the investment performance of the Investment Class Shares has varied from year to year and by showing how the Large Cap Core Plus Fund's average annual total returns compare to those of a broad measure of market performance.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Large Cap Core Plus Fund's past investment performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a quarter was 14.05% (quarter ended 09/30/09) and the lowest return for a quarter was -22.84% (quarter ended 12/31/08).

The returns for the Large Cap Core Plus Fund’s Investment Class shares were lower than the Institutional Class Shares because Investment Class Shares pay distribution (12b-1) fees.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.05%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.84%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates for each year in the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who are tax exempt or hold their Index Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only Investment Class Shares. After-tax returns for Institutional Class Shares will vary.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates for each year in the period and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who are tax exempt or hold their Index Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

After-tax returns are shown for only Investment Class Shares. After-tax returns for Institutional Class Shares will vary.

Wilshire Large Cap Core Plus Fund | Investment Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WLCTX
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses - Dividend Expense on Securities Sold Short	rr_Component1OtherExpensesOverAssets	0.47%
Other Expenses - Interest Expense on Borrowing	rr_Component2OtherExpensesOverAssets	0.14%
Other Expenses - Rebates on Securities Sold Short	rr_Component3OtherExpensesOverAssets	0.08%
Other Expenses - Remainder of Other Expenses	wilshiremf_Component4OtherExpensesOverAssets	0.0029
Total Other Expenses	rr_OtherExpensesOverAssets	0.98%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.23%	[1]
Less Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.19%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	222
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	693
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,191
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	2,561
2008	rr_AnnualReturn2008	(38.31%)
2009	rr_AnnualReturn2009	18.73%
2010	rr_AnnualReturn2010	11.47%
1 Year	rr_AverageAnnualReturnYear01	11.47%
Since Inception	rr_AverageAnnualReturnSinceInception	(5.93%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 16, 2007
3 Years	wilshiremf_AverageAnnualReturnYear03	(6.54%)
Wilshire Large Cap Core Plus Fund | Investment Class | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.19%
Since Inception	rr_AverageAnnualReturnSinceInception	(6.03%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 16, 2007
3 Years	wilshiremf_AverageAnnualReturnYear03	(6.64%)
Wilshire Large Cap Core Plus Fund | Investment Class | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.77%
Since Inception	rr_AverageAnnualReturnSinceInception	(5.00%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 16, 2007
3 Years	wilshiremf_AverageAnnualReturnYear03	(5.51%)
Wilshire Large Cap Core Plus Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WLTTX
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses - Dividend Expense on Securities Sold Short	rr_Component1OtherExpensesOverAssets	0.47%
Other Expenses - Interest Expense on Borrowing	rr_Component2OtherExpensesOverAssets	0.14%
Other Expenses - Rebates on Securities Sold Short	rr_Component3OtherExpensesOverAssets	0.08%
Other Expenses - Remainder of Other Expenses	wilshiremf_Component4OtherExpensesOverAssets	0.0027
Total Other Expenses	rr_OtherExpensesOverAssets	0.96%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.96%	[1]
Less Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.94%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	197
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	613
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,055
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	2,284
1 Year	rr_AverageAnnualReturnYear01	11.82%
Since Inception	rr_AverageAnnualReturnSinceInception	(5.61%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 16, 2007
3 Years	wilshiremf_AverageAnnualReturnYear03	(6.22%)
Wilshire Large Cap Core Plus Fund | S&P 500 Index (reflects no deduction for fees, expenses and taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.46%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 16, 2007
3 Years	wilshiremf_AverageAnnualReturnYear03	(2.86%)

[1]	Wilshire has entered into a contractual expense limitation agreement with the Company, on behalf of the Large Cap Core Plus Fund to waive a portion of its management fee to limit expenses of the Large Cap Core Plus Fund (excluding taxes, brokerage expenses, dividend expenses on short securities, and extraordinary expenses) to 1.50% and 1.25% of average daily net assets for Investment Class Shares and Institutional Class Shares, respectively. This agreement to limit expenses continues through at least April 30, 2012 or upon the termination of the Advisory Agreement. To the extent that the Large Cap Core Plus Fund's expenses are less than the expense limitation, Wilshire may recoup the amount of any management fee waived within three years after the year in which Wilshire incurred the expense if the recoupment does not exceed the existing expense limitation.